General information	12 Months Ended
Dec. 31, 2018
General information [Abstract]
General information
1	General information

Principal activity
Grupo TMM, S.A.B. (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico. Grupo TMM’s shares are listed on the Mexican Stock Exchange and on ‘Over-The-Counter’ market on the New York Stock Exchange in the United States.

Grupo TMM’s head office is located at Avenida de la Cúspide N° 4755, Colonia Parques del Pedregal, Delegación Tlalpan, C.P. 14010, Mexico City. In addition, a significant portion of its maritime division activities is conducted at Calle 55 N° 2 Col. Electricistas C.P. 24120 Cd. del Carmen, Campeche.

The Company’s activities are grouped together under the following service divisions:

•
Maritime: includes specialized offshore shipping services, clean oil, and chemical products shipping, tugboat services, bulk carrier and other activities related to the maritime transportation business.

•	Ports and terminals: includes shipping agency services, inland and seaport terminal services.

•	Logistics: includes the operations of logistics solutions services and container and railcar maintenance and repair services.

•	Warehousing: includes bonded warehouse operations and management.

As discussed in Note 4 below, the Stockholders’ Meeting approved its corporate restructuring, which contemplated transferring 85% of the shares of its subsidiary TMM Division Marítima, S.A. de C.V. (‘TMM DM’), one of the main subsidiaries of the Group. Pursuant to the foregoing, Grupo TMM no longer included the assets, liabilities and profit or loss of TMM DM in its consolidated financial statements, which generated a significant reduction in its level of weighting and its financial cost, as well as an improvement in its net income for the year. Moreover, pursuant to a maritime service-rendering contract, Grupo TMM maintains the operation and management of the vessels of TMM DM.

The foregoing forms part of the strategic plan of the Group for positioning itself as the best option in maritime transportation and logistics services, through each one of its divisions, by offering high quality services to all participants in the energy sector in our country, by taking advantage of its gradual recovery. Grupo TMM has efficiently implemented customer diversification strategies, reduction of indebtedness, and cost effectiveness, which enables it to adapt to the variable circumstances on the domestic and international markets. Likewise, it continues to develop strategies for improving the performance of its service units.

Structure of Grupo TMM
At December 31, 2018 and 2017, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2018	2017
Maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Logistics
Almacenadora de Depósito Moderno, S.A. de C.V. (Warehouse)	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%

Ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco S.A. de C.V.	51%	51%

Payroll outsourcing
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	44%	44%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

TMM División Marítima, S.A. de C.V. (‘TMM DM’) was one of the main subsidiaries of Grupo TMM, until the date of loss of control mentioned in Note 4 below.

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries
Grupo TMM holds equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V., Servicios Administrativos API Acapulco, S.A. de C.V., and Perjomar Operadora, S.A.P.I. de C.V., for which there is non-controlling interest, associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico.